Forward Purchase Agreement, Non Redemption Agreement and Private Placement Financing (Details) - USD ($)						3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 29, 2024	Jun. 11, 2024	Mar. 22, 2024	Feb. 02, 2024	Jan. 17, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Forward Purchase Agreement, Non Redemption Agreement and Private Placement Financing [Line Items]
Common stock, par value (in Dollars per share)						$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Initial price								4,000		4,000
Cash payment				147
Trust account (in Dollars)				$ 80,241
Additional shares		190,860	160,770		116,770			190,860		190,860
Recycled shares								147	147
Proceeds from other debt (in Dollars)								$ 3,777		$ 259,254
Other liabilities (in Dollars)						$ 889,739		889,739		6,663,316
Net liability (in Dollars)						$ 3,777		$ 3,777		6,404,100
Change in fair value derivatives (in Dollars)										$ 14,485,850
Percentage of prepayment shortfall	120.00%
Price per share (in Dollars per share)	$ 100									$ 100
Percentage of meteora shares								10.00%		10.00%
Shares issued under purchase plan								140,000		140,000
Common stock, shares issued						2,874,326		2,874,326		2,633,956	1,396,000
Shares issued										57,000
Attorney’s fees (in Dollars)	$ 65,000							$ 65,000		$ 65,000
Selling, general, and administrative expenses (in Dollars)										700,000
Redemption price (in Dollars per share)				$ 548.5
Backstop shares				40,000
Total cash payment (in Dollars)				$ 13,937,998					$ 13,937,997	13,937,997
Trust account (in Dollars)				80,241
Fair Value, Option, Changes in Fair Value, Gain (Loss) (in Dollars)						$ (133,400)	$ 1,413,700	$ 5,518,100	$ 17,487,850	$ 14,485,850
Consideration shares							57,000
Released payment from trust account (in Dollars)				$ 13,937,998
NUBI Shares [Member]
Forward Purchase Agreement, Non Redemption Agreement and Private Placement Financing [Line Items]
Ownership limitation percentage										9.90%
FPA Share [Member]
Forward Purchase Agreement, Non Redemption Agreement and Private Placement Financing [Line Items]
Additional shares								191,007		191,007
Backstop Investor [Member]
Forward Purchase Agreement, Non Redemption Agreement and Private Placement Financing [Line Items]
Redemption price (in Dollars per share)				$ 200
Common Stock [Member]
Forward Purchase Agreement, Non Redemption Agreement and Private Placement Financing [Line Items]
Common stock, par value (in Dollars per share)										$ 0.0001
Shares consideration							57,000		57,000	57,000
Common stock, shares issued	247,860										1,396,000
Shares issued	190,860									190,860
Share consideration	57,000									57,000
Number of additional shares								190,860
Consideration shares								57,000
Forward Purchase Agreement [Member]
Forward Purchase Agreement, Non Redemption Agreement and Private Placement Financing [Line Items]
Purchase price percentage								9.90%		9.90%
Shares outstanding, percentage						9.90%		9.90%		9.90%
Prepayment shortfall for purchase agreement						0.50%		0.50%		0.50%
Reimbursement amount (in Dollars)				$ 2,193,800
Reimbursement consideration shares				4,000
Additional shares	500,000	190,860	160,771		116,771
Proceeds from other debt (in Dollars)										$ 259,254
Other liabilities (in Dollars)										6,663,316
Net liability (in Dollars)						$ 889,739		$ 889,739		6,404,100
Shares consideration	57,000
Selling, general, and administrative expenses (in Dollars)							$ 1,026,000			$ 1,026,000
Reimbursement trust account (in Dollars)				$ 2,193,800
Forward Purchase Agreement [Member] | NUBI Shares [Member]
Forward Purchase Agreement, Non Redemption Agreement and Private Placement Financing [Line Items]
Ownership limitation percentage						9.90%		9.90%
Non-Redemption Agreement [Member]
Forward Purchase Agreement, Non Redemption Agreement and Private Placement Financing [Line Items]
Issued and outstanding shares percentage								9.99%		9.99%
FPA amendment and resolution of lawsuit [Member] | Common Stock [Member]
Forward Purchase Agreement, Non Redemption Agreement and Private Placement Financing [Line Items]
Common stock, shares issued						247,860		247,860		247,860
Monte Carlo [Member]
Forward Purchase Agreement, Non Redemption Agreement and Private Placement Financing [Line Items]
Additional shares								191,007		191,007
Net liability (in Dollars)						$ 886,000		$ 886,000
Class A Ordinary Shares [Member] | Forward Purchase Agreement [Member]
Forward Purchase Agreement, Non Redemption Agreement and Private Placement Financing [Line Items]
Common stock, par value (in Dollars per share)						$ 0.0001		$ 0.0001		$ 0.0001
Meteora Shares [Member]
Forward Purchase Agreement, Non Redemption Agreement and Private Placement Financing [Line Items]
Common stock, shares issued	247,860
Previously Reported [Member] | Forward Purchase Agreement [Member]
Forward Purchase Agreement, Non Redemption Agreement and Private Placement Financing [Line Items]
Reimbursement consideration shares				4,000